Schwab Capital Trust
Schwab Monthly Income Fund — Moderate Payout

Portfolio Holdings as of September 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

Equity Funds 47.7%
Global Real Estate 7.1%
Schwab Global Real Estate Fund	476,826	3,027,843
International 12.6%
Laudus International MarketMasters Fund	218,942	5,429,764
Large-Cap 28.0%
Schwab Dividend Equity Fund	976,036	12,044,284
		20,501,891

Fixed-Income Fund 50.3%
Intermediate-Term Bond 50.3%
Schwab U.S. Aggregate Bond Index Fund	2,000,357	21,623,863

Money Market Fund 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	425,039	425,209
Total Affiliated Underlying Funds
(Cost $40,054,654)		42,550,963
Security	Number of Shares	Value ($)
Unaffiliated Underlying Fund 1.0% of net assets

Money Market Fund 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	433,609	433,609
Total Unaffiliated Underlying Fund
(Cost $433,609)		433,609
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2020:
Affiliated Underlying Funds	Value at 12/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 09/30/20	Balance of Shares Held at 09/30/20	Distributions Received*
Laudus International MarketMasters Fund	$5,643,347	$1,204,000	($1,705,000)	$64,356	$223,061	$5,429,764	218,942	$—
Schwab Dividend Equity Fund	13,450,958	3,616,984	(2,587,000)	(603,896)	(1,832,762)	12,044,284	976,036	204,984
Schwab Global Real Estate Fund	3,333,687	958,664	(527,000)	(98,816)	(638,692)	3,027,843	476,826	36,664
Schwab U.S. Aggregate Bond Index Fund	23,173,073	5,088,946	(7,694,028)	111,408	944,464	21,623,863	2,000,357	409,029
Schwab Variable Share Price Money Fund, Ultra Shares	572,650	452,669	(600,000)	107	(217)	425,209	425,039	2,597
Total	$46,173,715	$11,321,263	($13,113,028)	($526,841)	($1,304,146)	$42,550,963		$653,274
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At September 30, 2020, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Capital Trust
Schwab Monthly Income Fund — Enhanced Payout

Portfolio Holdings as of September 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

Equity Funds 32.7%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	640,887	4,069,633
International 8.8%
Laudus International MarketMasters Fund	305,500	7,576,392
Large-Cap 19.2%
Schwab Dividend Equity Fund	1,336,015	16,486,427
		28,132,452

Fixed-Income Fund 65.4%
Intermediate-Term Bond 65.4%
Schwab U.S. Aggregate Bond Index Fund	5,195,044	56,158,428

Money Market Fund 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	827,290	827,621
Total Affiliated Underlying Funds
(Cost $78,135,643)		85,118,501
Security	Number of Shares	Value ($)
Unaffiliated Underlying Fund 0.7% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	638,561	638,561
Total Unaffiliated Underlying Fund
(Cost $638,561)		638,561
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2020:
Affiliated Underlying Funds	Value at 12/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 09/30/20	Balance of Shares Held at 09/30/20	Distributions Received*
Laudus International MarketMasters Fund	$7,206,709	$1,131,001	($1,189,000)	$33,872	$393,810	$7,576,392	305,500	$—
Schwab Dividend Equity Fund	16,998,813	4,810,743	(2,300,000)	(606,839)	(2,416,290)	16,486,427	1,336,015	266,742
Schwab Global Real Estate Fund	4,186,346	965,141	(168,000)	(36,492)	(877,362)	4,069,633	640,887	49,143
Schwab U.S. Aggregate Bond Index Fund	55,399,302	10,179,576	(11,974,584)	351,739	2,202,395	56,158,428	5,195,044	990,406
Schwab Variable Share Price Money Fund, Ultra Shares	1,072,482	905,119	(1,150,000)	452	(432)	827,621	827,290	4,985
Total	$84,863,652	$17,991,580	($16,781,584)	($257,268)	($697,879)	$85,118,501		$1,311,276
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At September 30, 2020, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Capital Trust
Schwab Monthly Income Fund — Maximum Payout

Portfolio Holdings as of September 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.4% of net assets

Equity Funds 17.7%
Global Real Estate 2.5%
Schwab Global Real Estate Fund	369,472	2,346,148
International 5.1%
Laudus International MarketMasters Fund	188,444	4,673,422
Large-Cap 10.1%
Schwab Dividend Equity Fund	758,895	9,364,763
		16,384,333

Fixed-Income Fund 80.1%
Intermediate-Term Bond 80.1%
Schwab U.S. Aggregate Bond Index Fund	6,852,158	74,071,823

Money Market Fund 0.6%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	575,311	575,541
Total Affiliated Underlying Funds
(Cost $87,135,559)		91,031,697
Security	Number of Shares	Value ($)
Unaffiliated Underlying Fund 1.0% of net assets

Money Market Fund 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	963,816	963,816
Total Unaffiliated Underlying Fund
(Cost $963,816)		963,816
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2020:
Affiliated Underlying Funds	Value at 12/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 09/30/20	Balance of Shares Held at 09/30/20	Distributions Received*
Laudus International MarketMasters Fund	$2,900,535	$2,000,000	($457,000)	($98,670)	$328,557	$4,673,422	188,444	$—
Schwab Dividend Equity Fund	6,789,111	4,740,566	(815,000)	(140,162)	(1,209,752)	9,364,763	758,895	126,566
Schwab Global Real Estate Fund	1,655,362	1,073,569	—	—	(382,783)	2,346,148	369,472	26,569
Schwab U.S. Aggregate Bond Index Fund	49,732,452	35,968,241	(13,741,990)	44,490	2,068,630	74,071,823	6,852,158	1,002,409
Schwab Variable Share Price Money Fund, Ultra Shares	671,900	203,731	(300,000)	(80)	(10)	575,541	575,311	3,648
Total	$61,749,360	$43,986,107	($15,313,990)	($194,422)	$804,642	$91,031,697		$1,159,192
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At September 30, 2020, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Monthly Income Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the funds’ valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88343SEP20
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